SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
O.	SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”) defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.  In the fourth quarter of 2011, we undertook a realignment to separately manage our Site-Built business, which was formerly included in the Atlantic division operating segment.  This realignment improves management oversight to more effectively evaluate growth opportunities and other operational decisions.  The remaining component of the former Atlantic division represented core operations and was realigned under Eastern division operating segment management.

Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products and Distribution divisions.  In accordance with ASC 280, due to the similar economic characteristics, nature of products, distribution methods, and customers, we have aggregated our Eastern and Western operating segments into one reportable segment.  The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because their respective operations are dissimilar and they do not meet the applicable quantitative requirements.  These operations have been included in the “All Other” column of the table below.  The “Corporate” column includes unallocated administrative costs.

	2011
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,486,058	$183,120	$153,158	$-	$1,822,336
Intersegment net sales	77,858	24,907	28,636	-	131,401
Interest expense	440	154	-	3,138	3,732
Amortization expense	3,571	-	1,612	-	5,183
Depreciation expense	19,036	2,380	3,240	6,148	30,804
Segment operating profit	28,198	(6,349)	(8,731)	(1,107)	12,011
Segment assets	520,506	87,160	82,993	73,348	764,007
Capital expenditures	14,870	1,007	8,856	8,199	32,932

	2010
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,566,094	$179,113	$145,644	$-	$1,890,851
Intersegment net sales	104,186	17,482	45,174	-	166,842
Interest expense	424	45	-	3,080	3,549
Amortization expense	4,492	96	2,331	-	6,919
Depreciation expense	20,140	2,509	3,069	4,711	30,429
Segment operating profit	35,515	(5,471)	1,400	(1,155)	30,289
Segment assets	525,482	86,128	80,576	97,210	789,396
Capital expenditures	14,205	394	4,832	7,519	26,950

	2009
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,423,140	$141,091	$108,769	$-	$1,673,000
Intersegment net sales	98,019	12,830	33,171	-	144,020
Interest expense	523	30	53	4,005	4,611
Amortization expense	4,874	750	2,684	-	8,308
Depreciation expense	22,543	2,704	3,080	4,590	32,917
Segment operating profit	49,112	(10,980)	5,845	(1,160)	42,817
Segment assets	503,468	91,442	67,819	114,139	776,868
Capital expenditures	6,954	359	4,881	3,410	15,604

In 2011, 2010, and 2009, 23%, 28%, and 32% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2011		2010		2009
	Net Sales	Long-Lived Assets	Net Sales	Long-Lived Assets	Net Sales	Long-Lived Assets
United States	$1,779,909	$388,232	$1,844,289	$373,709	$1,630,763	$374,831
Foreign	42,427	17,582	46,562	16,076	42,237	18,688
Total	$1,822,336	$405,814	$1,890,851	$389,785	$1,673,000	$393,519

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2011	58.8%	41.2%
2010	58.6%	41.4%
2009	59.4%	40.6%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems. Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 31,	December 25,	December 26,
	2011	2010	2009
Value-Added Sales
Trusses – residential, modular and manufactured housing	$148,711	$167,165	$160,242
Fencing	145,486	162,314	167,311
Decking and railing – composite, wood and other	126,832	162,699	156,400
Turn-key framing and installed sales	120,321	117,340	98,785
Industrial packaging and components	174,056	142,369	130,593
Engineered wood products (eg. LVL; i-joist)	41,313	46,069	35,386
Manufactured brite and other lumber	49,375	50,540	40,224
Wall panels	19,049	26,093	25,774
Outdoor DIY products (eg. stakes; landscape ties)	40,716	46,610	42,745
Construction and building materials (eg. door packages; drywall)	94,767	73,629	35,990
Lattice – plastic and wood	42,792	45,819	47,304
Manufactured brite and other panels	39,779	37,046	28,427
Siding, trim and moulding	20,088	19,469	20,384
Hardware	12,094	12,204	11,544
Manufactured treated lumber	11,728	11,706	12,535
Manufactured treated panels	5,411	4,562	2,991
Other	98	92	135
Total Value-Added Sales	1,092,616	1,125,726	1,016,770

Commodity-Based Sales
Non-manufactured brite and other lumber	304,104	315,634	255,836
Non-manufactured treated lumber	285,305	305,756	296,936
Non-manufactured brite and other panels	145,547	147,845	116,645
Non-manufactured treated panels	22,075	21,330	21,373
Other	7,767	5,851	4,805
Total Commodity-Based Sales	764,798	796,416	695,595
Total Gross Sales	1,857,414	1,922,142	1,712,365
Sales allowances	(35,078)	(31,291)	(39,365)
Total Net Sales	$1,822,336	$1,890,851	$1,673,000